Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
Debt

Note 7 - Debt

The Company’s outstanding debt as of June 30, 2026 and December 31, 2025, consisted of the following:

	June 30, 2026	December 31, 2025
Term loan	$-	$200,000
Total debt	-	200,000
Less: deferred financing fee	-	(141,350)
Total debt, net of issuance costs	-	58,650
Less: current portion	-	-
Long-term portion of debt	$-	$58,650

Term Loan

On August 6, 2025, the Company entered into a convertible promissory note for the amount of $200,000 with Greentree Financial Group, Inc (“Greentree Promissory Note”). The Greentree Promissory Note has an annual interest rate of 10% and the Greentree Promissory Note can be drawn in up to four tranches with the maturity date being five years from the date the respective tranche was drawn. The term of the agreement allows Greentree Financial Group, Inc. to convert all outstanding note balances, plus any outstanding interest charges and late fees, into our shares of Common Stock at a conversion price of $2.00 per share, or the latest sale price of Common Stock, whichever is less. The loan includes a 10% original issue discount, a one-time legal fee of $10,000, and a one-time grant of 25,000 shares of common stock. The common stock was issued to Greentree Financial Group, Inc. as of the date of the contract, with a fair value of $1.75 per share and was recorded as a deferred financing fee. We also issued 200,000 warrants to purchase shares of Common Stock with an exercise price of $4.00 per share. The warrants issued under the Greentree Promissory Note expire on August 6, 2030. As of December 31, 2025, we have drawn $200,000 on the Greentree Promissory Note to pay for working capital needs of the business. The Company drew two $60,000 tranches and one $80,000 on the Greentree Promissory Note on August 13, 2025, September 12, 2025 and October 15, 2025, respectively. The maturity dates for these tranches are August 12, 2030, September 11, 2030, and October 14, 2030, respectively. Included in the issuance of this debt were discounts related to stock issued with a fair market value of $43,750 and an original issue discount of $30,000. The warrants had a fair value of $155,154, and $74,267 was recorded as a debt discount and is being amortized to interest expense over the term of the note. On March 23, 2026, the holder elected to convert the entire outstanding balance of the note into equity. Pursuant to the conversion notice, the Company issued 299,581 shares of common stock at a conversion price of $2.00 per share, resulting in the full settlement of the note with no remaining principal balance outstanding. In connection with the conversion, the Company recognized $148,867 of guaranteed interest on the note and $141,350 of unamortized debt discount as interest expense, both credited to additional paid-in capital upon conversion.

Related Party Notes Payable

On June 5, 2025, we entered into a short-term loan agreement with our CEO, Dr. Glynn Wilson, to provide short-term working capital funding to the business. The loan is for an aggregate of $50,000, due on November 5, 2025 and carries an 8% interest rate. The loan’s outstanding balance was paid in full as of June 30, 2026.

On July 24, 2025, we entered into a short-term loan agreement with our Chairman of the Board, Mr. Brian John, to provide short-term working capital funding to the business. The loan is for an aggregate of $25,000, due on December 24, 2025 and carries an 8% interest rate. The loan’s outstanding balance was paid in full as of June 30, 2026.

Loan with Safety Shot, a Related Party

During 2024, Safety Shot, a related party and significant shareholder of the Company, paid certain operating expenses on behalf of the Company totaling $78,980. These payments were initially recorded as a payable to the related party. During the year ended December 31, 2025, Safety Shot waived its right to reimbursement of these amounts. As a result, the Company recognized settlement of related party obligations of $78,980 as additional paid in capital for the year ended December 31, 2025. As of June 30, 2026, no amounts remain outstanding related to these transactions.

Related Party Short-Term Loan

On November 6, 2025, the Company entered a Short-Term Loan agreement with Caro Partners (the “Lender”). The Lender advanced funds to the Company in the principal amount of Forty-Five Thousand Dollars ($45,000) to assist the Company on a short-term basis to assist the Company with short-term working capital needs related to expenses associated with the Company’s NASDAQ uplisting process. The full principal amount of $45,000 was repaid to the Lender on November 19, 2025.

Note 7 - Debt

The Company’s outstanding debt as of December 31, 2025 and 2024, consisted of the following:

	December 31, 2025	December 31, 2024
Term loan	$200,000	$-
Total debt	200,000	-
Less: deferred financing fee	(141,350)	-
Total debt, net of issuance costs	58,650	-
Less: current portion	-	-
Long-term portion of debt	$58,650	$-

Term Loan

On August 6, 2025, the Company entered into a convertible promissory note for the amount of $200,000 with Greentree Financial Group, Inc (“Greentree Promissory Note”). The Greentree Promissory Note has an annual interest rate of 10% and the Greentree Promissory Note can be drawn in up to four tranches with the maturity date being five years from the date the respective tranche was drawn. The term of the agreement allows Greentree Financial Group, Inc. to convert all outstanding note balances, plus any outstanding interest charges and late fees, into our shares of Common Stock at a conversion price of $2.00 per share, or the latest sale price of Common Stock, whichever is less. The loan includes a 10% original issue discount, a one-time legal fee of $10,000, and a one-time grant of 25,000 shares of common stock. The common stock was issued to Greentree Financial Group, Inc. as of the date of the contract, with a fair value of $1.75 per share and was recorded as a deferred financing fee. We also issued 200,000 warrants to purchase shares of Common Stock with an exercise price of $4.00 per share. The warrants issued under the Greentree Promissory Note expire on August 6, 2030. As of December 31, 2025, we have drawn $200,000 on the Greentree Promissory Note to pay for working capital needs of the business and the shares of common stock have not been issued. The Company drew two $60,000 tranches and one $80,000 on the Greentree Promissory Note on August 13, 2025, September 12, 2025 and October 15, 2025, respectively. The maturity dates for these tranches are August 12, 2030, September 11, 2030, and October 14, 2030, respectively. Included in the issuance of this debt were discounts related to stock issued with a fair market value of $43,750 and an original issue discount of $30,000. The warrants had a fair value of $155,154, and $74,267 was recorded as a debt discount and is being amortized to interest expense over the term of the note.

Related Party Notes Payable

On June 5, 2025, we entered into a short-term loan agreement with our CEO, Dr. Glynn Wilson, to provide short-term working capital funding to the business. The loan is for an aggregate of $50,000, due on November 5, 2025 and carries an 8% interest rate. The loan’s outstanding balance was paid in full as of December 31, 2025.

On July 24, 2025, we entered into a short-term loan agreement with our Chairman of the Board, Mr. Brian John, to provide short-term working capital funding to the business. The loan is for an aggregate of $25,000, due on December 24, 2025 and carries an 8% interest rate. The loan’s outstanding balance was paid in full as of December 31, 2025.

Loan with Safety Shot, a Related Party

During 2024, Safety Shot, a related party and significant shareholder of the Company, paid certain operating expenses on behalf of the Company totaling $78,980. These payments were initially recorded as a payable to the related party. During the year ended December 31, 2025, Safety Shot waived its right to reimbursement of these amounts. As a result, the Company recognized settlement of related party obligations of $78,980 as additional paid in capital for the year ended December 31, 2025. As of December 31, 2025, no amounts remain outstanding related to these transactions.

Related Party Short-Term Loan

On November 6, 2025, the Company entered a Short-Term Loan agreement with Caro Partners (the “Lender”). The Lender advanced funds to the Company in the principal amount of Forty-Five Thousand Dollars ($45,000) to assist the Company on a short-term basis to assist the Company with short-term working capital needs related to expenses associated with the Company’s NASDAQ uplisting process. The full principal amount of $45,000 was repaid to the Lender on November 19, 2025.